CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current assets
Cash and cash equivalents	$ 41,697	$ 29,453
Deposit in Escrow (Note 11A1)	4,982
Accounts receivable (net of allowance for doubtful accounts)	29,239	26,190
Other current assets (Note 2)	18,437	15,399
Inventories (Note 3)	14,506	14,747
Total current assets	108,861	85,789
Long-term investments and other assets
Deposit in Escrow (Note 11A1)		4,939
Investments in affiliated company (Note 4A)	1,423	160
Investments in other company (Note 4B)	88	82
Other non-current assets (Note 5)	1,022	1,890
Deferred income taxes (Note 15)	3,781	4,174
Funds in respect of employee rights upon retirement	6,649	5,515
Total non-current assets	12,963	16,760
Property and equipment, net (Note 6)	32,546	34,156
Intangible assets, net (Note 7)	739	2,591
Goodwill (Note 8)	5,433	8,043
Total assets	160,542	147,339
Current liabilities
Credit from banking institutions (Note 9)	38	221
Accounts payable	11,436	9,524
Deferred revenues	9,852	9,526
Other current liabilities (Note 10)	30,276	22,373
Total current liabilities	51,602	41,644
Long-term liabilities
Liability for employee rights upon retirement	9,607	7,915
Provision for contingencies	2,599	3,864
Other non-current liabilities		460
Deferred revenues	1,033	806
Deferred income taxes (Note 15)	216	643
Total non-current liabilities	13,455	13,688
Contingent liabilities (Note 11)
Stockholders' equity (Note 12)
Share capital - ordinary shares of NIS 0.33? par value: Authorized - December 31, 2013 and 2012 - 60,000,000 shares Issued and outstanding - December 31, 2013 and 2012 - 23,475,431 shares	1,983	1,983
Additional paid- in capital	71,550	71,927
Accumulated other comprehensive income	8,608	11,984
Retained earnings	38,831	32,187
Treasury stock at cost - December 31, 2013 and 2012 - 2,507,314 shares	(30,054)	(30,054)
Stockholders' equity	90,918	88,027
Non-controlling interests	4,567	3,980
Total equity	95,485	92,007
Total liabilities and equity	$ 160,542	$ 147,339